SCHEDULE OF PAID IN INVESTMENT (Details) (Parenthetical) - USD ($) $ in Thousands	Jan. 13, 2022	Jul. 12, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investment in affiliated company			$ 40	$ 40	$ 745
Stock issued during period new issues	1,250,000
Antigen COVID Test Killer [Member]
Stock issued during period new issues		2,164,502,000
Antigen COVID Test Killer [Member] | In Process Research and Development [Member]
Investment in affiliated company				$ 911